Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity
14.	Shareholders’ equity

On January 25, 2024, the shareholders of the Company approved a 2-for-1 reverse stock split (the “1st reverse stock split”). After the 1st reverse stock split, the authorized share capital of the Company were divided into 250,000,000 ordinary shares with par value of US$0.0002 each, comprising of :1) 121,410,923 Class A ordinary shares with par value of US$0.0002 each, 2) 28,589,078 Class B ordinary shares with par value of $0.0002 each, and 3) 99,999,999 shares of a par value of US$0.0002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The 1st reverse stock split was effective on January 31, 2024.

On October 23, 2024, the shareholders of the Company approved a 10-for-1 reverse stock split (the “2nd reverse stock split”). After the 2nd reverse stock split, the authorized share capital of the Company were divided into 25,000,000 ordinary shares with par value of US$0.002 each, comprising of :1) 12,141,093 Class A ordinary shares with par value of US$0.002 each, 2) 2,858,908 Class B ordinary shares with par value of US$0.002 each, and 3) 9,999,999 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors of the Company (the “Directors”) may determine. The 2nd reverse stock split was effective on November 3, 2024.

All information related to the Company’s ordinary shares, restricted stock units and stock options, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the 1st and 2nd reverse stock split (collectively, the “reverse stock splits”) for all periods presented.

On November 13, 2023, the Company issued a total of 518,950 Class A ordinary shares, being the maximum aggregate number of shares which may be issued under the 2022 Share Incentive Plan (see Note 15) of the Company, to Nanoeco Ltd (“Nanoeco”), a British Virgin Islands limited liability company wholly owned by Kastle Limited, who has been designated as the nominee holder for the 518,950 Class A ordinary shares, which serves as the ESOP platform. During the year ended December 31, 2025, a total of 6,437 options were exercised by employees at exercise price of US$0.002 per share.

On February 21, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement, the Company’s Class A ordinary shares at a purchase price of US$6.46 per share. The Company issued an aggregate of 913,714 Class A ordinary shares for net proceeds of approximately US$5.9 million (approximately RMB42.4 million), which includes US$3.9 million in Bitcoin and US$2.0 million in USDT. The Company received all the net proceeds by March 5, 2025.

On March 7, 2025, the shareholders of the Company approved to: 1) increase the authorized share capital from US$50,000 divided into 25,000,000 ordinary shares with par value of US$0.002 each to US$4,200,000 divided into 2,100,000,000 shares with a par value of US$0.002 each, comprising of 1,097,141,091 Class A ordinary shares, 2,858,909 Class B ordinary shares, and 1,000,000,000 shares of such class or classes (however designated) as the Directors may determine; and 2) increase the votes per Class B ordinary share from 15 to 30.

On June 27, 2025, the Company entered into Securities Purchase Agreements with certain investors (collectively, the “Investors”), pursuant to which the Company agreed to issue and sell to the Investors, in a private placement (the “Offering”), the Company’s Class A ordinary shares at a purchase price of US$8.40 per share and warrants to purchase Class A ordinary shares at an exercise price of US$10.00 per share (subject to adjustment for stock splits and the like). The warrants were exercisable immediately upon closing and have a term of exercise equal to five years. The Company issued an aggregate of 5,952,381 Class A ordinary shares and warrants to purchase 5,952,381 shares of Class A ordinary shares pursuant to the Purchase Agreement for gross proceeds of US$50.0 million. The Company received all the net proceeds of approximately US$46.1 million (approximately RMB330.5 million) after deducting placement agent’s fees and other offering expenses by June 30, 2025.

On August 21, 2025, the Company entered into an at the market offering agreement (the “ATM Agreement”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may offer and sell its Class A ordinary shares from time to time through Maxim, acting as the Company’s sales agent. The Company will pay Maxim as compensation a fixed commission rate of 2.5% of the gross proceeds of each sale of Class A ordinary shares. Pursuant to the registration statement filed registering shares to be sold in accordance with the terms of the ATM Agreement, the Company may offer and sell its Class A ordinary shares up to a maximum aggregate offering price of US$45,000,000. No shares were issued pursuant to this ATM Agreement during the year ended December 31, 2025.

Effective October 14, 2025, the Board of Directors approved a share repurchase program (“Repurchase Program”) to repurchase the Company’s ordinary shares, par value US$0.002 per share, for an aggregate amount up to US$25.0 million over the next 12-months period. Pursuant to the Repurchase Program, the Company may periodically repurchase its ordinary shares for cash in various means, including without limitation, open market purchases, block transactions and privately negotiated transactions, and the Company may fund the repurchases from its existing cash balance and proceeds from liquidation of crypto assets. During the year ended December 31, 2025, the Company repurchased a total of 75,000 Class A ordinary shares and paid consideration in total of US$0.2 million (approximately RMB1.7 million) pursuant to the Repurchase Program.

On December 30, 2025, the shareholders of the Company approved to increase the votes per Class B ordinary shares from 30 to 50.

During the year ended December 31, 2025, investors exercised warrants to purchase a total of 573,233 Class A ordinary shares, at the exercise price of US$6.46 per share. The Company received the net proceeds of approximately US$3.7 million (approximately RMB26.6 million).

As of December 31, 2024 and 2025, 458,453 and 452,016 Class A ordinary shares held by the ESOP platform are considered issued but not outstanding. As of December 31, 2024 and 2025, there were a total of 16,312,505 and 23,571,833 Class A and Class B ordinary shares issued, 15,674,052 and 23,044,817 Class A and Class B ordinary shares outstanding, respectively.